Components of Other Comprehensive Income/(Loss) (Schedule of Reclassification from AOCI) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt securities gains/(losses), net	$ 483	$ 1,485	$ 1,836
Interest and fees on loans	816,806	679,917	600,313
Employee compensation, incentives, and benefits	589,411	562,948	511,633
Tax expense/(benefit)	131,892	106,810	10,941
Accumulated Other Comprehensive Income/(Loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Amounts reclassified from AOCI	2,375	2,439	(774)
Securities AFS
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt securities gains/(losses), net	(483)	(1,485)	(1,836)
Tax expense/(benefit)	185	568	704
Amounts reclassified from AOCI	(298)	(917)	(1,132)
Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Interest and fees on loans	(4,771)	(2,260)	0
Tax expense/(benefit)	1,826	865	0
Amounts reclassified from AOCI	(2,945)	(1,395)	0
Pension and Postretirement Plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Employee compensation, incentives, and benefits	9,101	7,697	580
Tax expense/(benefit)	(3,483)	(2,946)	(222)
Amounts reclassified from AOCI	$ 5,618	$ 4,751	$ 358